Note 4. Employee Payable	9 Months Ended
Sep. 30, 2015
Notes
Note 4. Employee Payable

Note 4. Employee Payable

For the periods ended September 30, 2015 and December 31, 2014 the Company had $48,506 and $0, respectively, in employee payable related to the monthly wages payable to the company's employees.